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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5052
                                   --------

The Value Line New York Tax Exempt Trust
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: January 31,2008
                         ---------------

Date of reporting period: October 31, 2007
                          ----------------

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ITEM 1: SCHEDULE OF INVESTMENTS.

        A copy of Schedule of Investments for the period ended 10/31/07 is included with this Form.

                                                        VALUE LINE NEW YORK TAX EXEMPT TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)                                         OCTOBER 31, 2007
--------------------------------------------------------------------------------------------


 PRINCIPAL                                                             RATING
  AMOUNT                                                             (UNAUDITED)    VALUE
-------------------------------------------------------------------------------------------
  LONG-TERM MUNICIPAL SECURITIES  (94.2%)
             NEW YORK CITY (21.4%)
$  1,500,000   General Obligation Unlimited, Ser. G, MBIA
                 Insured, 5.00%, 8/1/18                                 Aaa     $ 1,601,610
   1,000,000   Transitional Finance Authority, Building
                 Aid Revenue Bonds, Fiscal 2007, Ser. S-1,
                 FGIC Insured, 5.00%, 7/15/23                           Aaa       1,058,150
   2,000,000   Transitional Finance Authority, Revenue Bonds,
                 Subordinated Future Tax Secured, Ser. B,
                 5.00%, 11/1/23                                         Aa2       2,116,240
                                                                                -----------
                                                                                  4,776,000
                                                                                -----------
             NEW YORK STATE (50.2%)
     695,000   Bethlehem, Water Systems, General Obligation
                 Unlimited, Refunding, AMT, FSA Insured,
                   5.25%, 3/1/15                                       Aaa          736,074
   1,000,000   Convention Center Development Corp., Revenue
                 Bonds, Hotel Unit Fee Secured, AMBAC
                 Insured, 5.00%, 11/15/27                              Aaa        1,042,990
               Dormitory Authority, Revenue Bonds:
     945,000     Albany Medical Center, Ser. A-1, FSA/FHA
                 Insured, 5.00%, 8/15/18                               Aaa          994,556
     500,000     Court Facilities Lease, Ser. A, AMBAC
                 Insured, 5.50%, 5/15/26                               Aaa          571,960
     500,000     Mental Health Services Facilities Improvement,
                   Ser. B, AMBAC                                       Aaa          518,500
                   Insured, 5.00%, 2/15/25
   1,000,000     University of Rochester, Ser. A-2, MBIA-IBC
                   Insured, 4.65%, 7/1/39                              Aaa          825,760
     300,000     White Plains Hospital Medical Center, FHA
                   Insured, 4.63%, 2/15/18                             AAA*         310,116
     750,000   Environmental Facilities Corp., Personal Income Tax
                 Revenue Bonds, Ser. A, 5.00%, 12/15/19                AAA*         797,265
   1,000,000   Long Island Power Authority, Electric Systems Revenue
                 Bonds, Gen. Ser. E, FGIC Insured, 5.00%, 12/1/22      Aaa        1,058,310
     100,000   Nassau County, General Improvement, Ser. C, FSA
                 Insured, 5.13%, 1/1/14                                Aaa          105,170
               Thruway Authority, Revenue Bonds:
     500,000     Personal Income Tax, Ser. A, 5.50%, 3/15/20           Aa3          540,615
   1,735,000     Second General Highway and Bridge Trust Fund,
                   Ser. A, AMBAC                                       Aaa        1,842,605
                   Insured, 5.00%, 4/1/20
     500,000   Triborough Bridge and Tunnel Authority, Revenue Bonds
                 Ser. A, General Obligation of Authority,
                 5.25%, 1/1/28                                         Aa2          560,150
   1,000,000   Urban Development Corp., Refunding Service Contract,
                 Revenue Bonds, Ser. B, 5.00%, 1/1/20                  AA-*       1,056,890
     200,000   Voorheesville, Central School District, General
                 Obligations Unlimited, FSA Insured, 5.00%, 6/15/17    Aaa          209,016
                                                                                -----------
                                                                                 11,169,977
                                                                                -----------
             PUERTO RICO (17.8%)
   5,000,000   Commonwealth Infrastructure Financing Authority,
                 Special Tax Revenue Bonds, Capital Appreciation,
                 Ser. A, AMBAC Insured, 0.00%, 7/1/43 (1)              Aaa          859,600
     250,000   Municipal Finance Agency, General Obligation Unlimited,
                 Refunding, Ser. C, CIFG Insured, 5.25%, 8/1/22        Aaa          278,335
     350,000   Public Buildings Authority, Government Facilities
                 Revenue Bonds, Ser. J, AMBAC Insured, 5.00%, 7/1/36   Aaa          370,244
   1,000,000   Public Finance Corp., Ser. A, FGIC Insured,
                 5.25%, 8/1/31                                         Aaa        1,062,810
  14,900,000   Sales Tax Financing, Corporate Sales Tax
                 Revenue Bonds, Capital Appreciation, Ser. A,
                 AMBAC Insured, 0.00%, 8/1/54 (1)                      Aaa        1,382,869
                                                                                -----------
                                                                                  3,953,858
                                                                                -----------
             VIRGIN ISLANDS (4.8%)
   1,000,000   Public Finance Authority, Revenue Bonds,
                 Gross Receipts Taxes, Ser. A, 6.38%, 10/1/19          Baa3       1,077,080
                                                                                -----------
               TOTAL LONG-TERM MUNICIPAL SECURITIES
                 (COST $21,081,655 )                                             20,976,915
                                                                                -----------

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VALUE LINE NEW YORK TAX EXEMPT TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
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PRINCIPAL                                                             RATING
 AMOUNT                                                             (UNAUDITED)    VALUE
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  SHORT-TERM MUNICIPAL SECURITIES  (4.5%)
             NEW YORK CITY (4.5%)
$  1,000,000   General Obligation Unlimited, Ser. B-Sub.
               Ser. B4, MBIA Insured, 3.47%, 11/1/07 (2)               VMIG1    $ 1,000,000
                                                                                -----------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
                 (COST $1,000,000 )                                               1,000,000
                                                                                -----------

               TOTAL MUNICIPAL SECURITIES  (98.7%)
                 (COST $22,081,655)                                              21,976,915
                                                                                -----------
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (1.3%)                 282,096
                                                                                -----------
             NET ASSETS  (100.0%)                                               $22,259,011
                                                                                -----------
             NET ASSET VALUE OFFERING AND REDEMPTION PRICE,
               PER OUTSTANDING SHARE ($22,259,011 /
               2,315,592 SHARES OUTSTANDING)                                    $      9.61
                                                                                -----------
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*       Rated by Moody's Investor Service except for those marked by an asterisk
        (*) which are rated by Standard & Poor's
(1)     Zero coupon bond.
(2)     Variable rate demand notes are considered short-term obligations.
        Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of October 31, 2007.

The Fund's unrealized appreciation/(depreciation) as of October 31, 2007 was as follows:

                                                             TOTAL NET
                                                             UNREALIZED
TOTAL COST         APPRECIATION         DEPRECIATION         DEPRECIATION
--------------------------------------------------------------------------------
$22,081,655          $180,474            $(285,214)            $(104,740)

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ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    December 31, 2007
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -------------------------------------------------------
         Stephen R. Anastasio, Treasurer

Date:    December 31, 2007
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